Note 11 - Cost Method Investment (Details) - Changes in Cost Method Investment - USD ($)	5 Months Ended	12 Months Ended
	May. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in Cost Method Investment [Abstract]
Beginning balance	$ 1,217,617	$ 1,217,617	$ 1,138,899	$ 802,202
Acquisitions			81,713
consideration of disposal		(5,790,369)	(4,337,736)
Gain from sale of cost method investment	$ 4,648,302	4,648,302	4,337,736	0
Fair value adjustment of retained noncontrolling investment		477,393
Exchange difference		1,449	(2,995)
Ending balance		$ 554,392	$ 1,217,617	$ 1,138,899